T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.5%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.988%, 4/15/35 (1) 410,000 402
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.983%, 1/21/35 (1) 310,000 307
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 207
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 110
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 121
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 623,700 605
Ares LIX
Series 2021-59A, Class A, CLO, FRN
3M USD LIBOR + 1.03%, 5.848%, 4/25/34 (1) 250,000 245
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.962%, 7/15/34 (1) 250,000 245
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 410,000 403
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 125
CarMax Auto Owner Trust
Series 2023-1, Class A4
4.65%, 1/16/29  75,000 74
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98%, 1/16/29  55,000 54
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 176
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 5.942%, 7/15/36 (1) 280,000 275
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.938%, 10/20/34 (1) 280,000 275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 260,000 256
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 126,750 112
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 210,700 179
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 265,000 260
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  105,000 96
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 356
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 409
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 271
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 45
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 493
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 460
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 116
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 239,375 226
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 132,975 107
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 149
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 160

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 250,000 245
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 496,860 439
KKR
Series 33A, Class A, CLO, FRN
3M USD LIBOR + 1.17%, 5.978%, 7/20/34 (1) 550,000 541
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 250,000 247
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 6.465%, 10/20/34 (1) 255,000 248
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 149,925 138
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 62,837 57
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 41,331 38
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 451,522 396
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 5.928%, 10/19/31 (1) 250,000 248
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%, 1/20/32 (1) 570,000 563
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.922%, 7/17/35 (1) 250,000 246
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.458%, 7/20/29 (1) 250,000 244
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 5.996%, 1/24/33 (1) 250,000 246
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 100,000 100
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.802%, 7/17/29 (1) 155,406 154

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.959%, 4/20/35 (1) 250,000 247
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 272,938 242
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 117,328 113
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 215
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 143
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 137
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  440,000 432
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  185,000 182
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 287
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 287,492 232
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 16,909 16
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 100,113 95
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 215
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.503%, 4/22/35 (1) 250,000 243
Verizon Master Trust
Series 2023-1, Class C, STEP
4.98%, 1/22/29  130,000 128
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 5.868%, 10/20/29 (1) 188,405 187

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 207
Total Asset-Backed Securities (Cost $15,464) 14,790
BOND MUTUAL FUNDS 7.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, (2.15)% (2)
(3) 554 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.41% (2)(3) 6,008,744 37,795
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.26% (2)(3) 2,206,357 20,563
T. Rowe Price Institutional High Yield Fund - Institutional Class,
8.05% (2)(3) 5,072,945 37,996
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.45% (2)(3) 7,815,940 62,371
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (1.84)% (2)(3) 18,496 86
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.94% (2)(3) 8,008,473 64,709
Total Bond Mutual Funds (Cost $279,723) 223,526
COMMON STOCKS 66.4%
COMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 0.5%
KT (KRW)  87,277 2,010
Nippon Telegraph & Telephone (JPY)  330,700 9,582
Verizon Communications  113,967 4,423
16,015
Entertainment 0.6%
Activision Blizzard  60,466 4,611
Cinemark Holdings (4)(5) 26,187 356
Netflix (5) 18,549 5,975
Sea, ADR (5) 33,003 2,062
Walt Disney (5) 56,214 5,600
18,604
Interactive Media & Services 2.4%
Alphabet, Class A (5) 54,648 4,922
Alphabet, Class C (4)(5) 530,355 47,891
Bumble, Class A (5) 8,442 204
Meta Platforms, Class A (4)(5) 73,692 12,892
NAVER (KRW)  9,329 1,466

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tencent Holdings (HKD)  75,900 3,334
Vimeo (4)(5) 88,067 337
Z Holdings (JPY) (6) 566,800 1,522
72,568
Media 0.3%
CyberAgent (JPY)  239,600 2,049
Stroeer (EUR)  21,170 1,186
WPP (GBP)  351,831 4,327
7,562
Wireless Telecommunication Services 0.4%
SoftBank Group (JPY)  3,200 129
T-Mobile U.S. (5) 58,858 8,369
Vodafone Group, ADR  231,895 2,776
11,274
Total Communication Services 126,023
CONSUMER DISCRETIONARY 7.1%
Auto Components 0.4%
Aptiv (5) 9,710 1,129
Autoliv, SDR (SEK)  27,227 2,506
Denso (JPY)  59,300 3,153
Magna International  63,460 3,536
Stanley Electric (JPY)  77,400 1,614
11,938
Automobiles 0.9%
General Motors  58,600 2,270
Honda Motor (JPY)  44,200 1,149
Rivian Automotive, Class A (5) 56,369 1,088
Suzuki Motor (JPY)  66,200 2,323
Tesla (5) 69,415 14,280
Toyota Motor (JPY)  389,400 5,307
26,417
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (5) 15,550 1,226
Clear Secure, Class A  50,961 1,566
Duolingo (5) 10,349 940
Rover Group, Acquisition Date: 8/2/21, Cost $— (5)(7) 13,478 —
Service Corp International  16,200 1,094
Strategic Education  8,078 689
5,515
Hotels, Restaurants & Leisure 1.3%
BJ's Restaurants (5) 25,558 818
Booking Holdings (5) 4,080 10,298

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill (5) 3,473 5,179
Chuy's Holdings (5) 28,315 1,012
Compass Group (GBP)  197,577 4,564
Dutch Bros, Class A (4)(5) 5,340 178
Fiesta Restaurant Group (4)(5) 52,039 419
Marriott Vacations Worldwide  3,584 548
McDonald's  44,981 11,871
Papa John's International  24,934 2,093
Red Robin Gourmet Burgers (4)(5) 12,207 104
Red Rock Resorts, Class A (4) 11,830 517
Ruth's Hospitality Group  6,888 128
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (5)(7)(8)(9) 90,236 362
Wyndham Hotels & Resorts  9,618 741
38,832
Household Durables 0.3%
Panasonic Holdings (JPY)  286,100 2,498
Persimmon (GBP)  108,503 1,892
Skyline Champion (5) 16,189 1,108
Sony Group (JPY)  58,600 4,900
10,398
Internet & Direct Marketing Retail 1.4%
Alibaba Group Holding, ADR (4)(5) 6,674 586
Amazon.com (4)(5) 399,332 37,629
ASOS (GBP) (5)(6) 72,877 762
DoorDash, Class A (5) 21,456 1,173
Farfetch, Class A (5) 63,965 328
Meituan, Class B (HKD) (5) 8,550 148
Xometry, Class A (5) 14,975 455
Zalando (EUR) (5) 53,343 2,114
43,195
Multiline Retail 0.6%
Dollar General  56,879 12,303
Next (GBP)  34,246 2,817
Ollie's Bargain Outlet Holdings (5) 36,613 2,107
Target  10,673 1,798
19,025
Specialty Retail 1.4%
Best Buy  23,200 1,928
Burlington Stores (5) 12,044 2,580
Five Below (5) 4,018 821
Floor & Decor Holdings, Class A (4)(5) 3,100 285
Home Depot  23,972 7,109
Kingfisher (GBP)  1,091,537 3,775

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Monro  24,879 1,255
O'Reilly Automotive (5) 3,316 2,753
RH (4)(5) 1,601 479
Ross Stores  90,416 9,994
TJX  54,419 4,168
Ulta Beauty (5) 10,399 5,395
Warby Parker, Class A (5) 53,546 697
41,239
Textiles, Apparel & Luxury Goods 0.6%
Dr. Martens (GBP)  324,801 620
Kering (EUR)  5,555 3,257
Lululemon Athletica (5) 10,485 3,242
Moncler (EUR)  55,807 3,402
NIKE, Class B  41,533 4,934
Samsonite International (HKD) (5) 567,000 1,591
Skechers USA, Class A (5) 27,882 1,241
18,287
Total Consumer Discretionary 214,846
CONSUMER STAPLES 4.4%
Beverages 0.9%
Boston Beer, Class A (5) 4,998 1,619
Coca-Cola  68,800 4,094
Coca-Cola Consolidated  1,089 607
Constellation Brands, Class A  18,020 4,031
Diageo (GBP)  112,379 4,769
Heineken (EUR)  31,182 3,178
Keurig Dr Pepper  103,163 3,564
Kirin Holdings (JPY)  139,200 2,084
PepsiCo  25,000 4,338
28,284
Food & Staples Retailing 0.4%
Fresh Market, EC (5)(9) 8,050 —
Seven & i Holdings (JPY)  116,900 5,226
Walmart  42,024 5,973
Welcia Holdings (JPY) (6) 50,200 1,099
12,298
Food Products 1.7%
Barry Callebaut (CHF)  1,209 2,407
General Mills  48,283 3,839
Hershey  12,043 2,870
Kraft Heinz  152,927 5,955
Mondelez International, Class A  187,044 12,192
Nestle (CHF)  135,382 15,254

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nomad Foods (5) 32,671 585
Post Holdings (5) 12,854 1,156
Post Holdings Partnering (5) 17,985 181
Simply Good Foods (4)(5) 12,300 471
TreeHouse Foods (5) 11,568 564
Utz Brands  45,532 747
Wilmar International (SGD)  1,274,900 3,725
49,946
Household Products 0.4%
Kimberly-Clark  17,200 2,151
Procter & Gamble  78,952 10,860
13,011
Personal Products 0.5%
BellRing Brands (5) 52,475 1,621
L'Oreal (EUR)  12,457 4,924
Unilever (GBP)  168,524 8,390
14,935
Tobacco 0.5%
Philip Morris International  142,329 13,849
13,849
Total Consumer Staples 132,323
ENERGY 2.2%
Energy Equipment & Services 0.2%
Cactus, Class A  12,001 551
Liberty Energy, Class A  68,243 1,041
NexTier Oilfield Solutions (5) 107,767 984
Worley (AUD)  305,072 3,101
5,677
Oil, Gas & Consumable Fuels 2.0%
Chevron  63,191 10,159
Devon Energy  21,020 1,133
Diamondback Energy  12,305 1,730
Equinor (NOK)  226,318 6,928
Exxon Mobil  158,835 17,458
Kimbell Royalty Partners  10,804 167
Kinder Morgan  315,300 5,379
Magnolia Oil & Gas, Class A  84,408 1,844
Range Resources  9,000 242
Shell, ADR  65,728 3,994
Southwestern Energy (5) 23,700 126
TotalEnergies (EUR)  127,481 7,866
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21 (5)(7)(9) 7 120

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $279 (5)(7)(9) 77 1,319
Woodside Energy Group (GBP)  22,799 555
59,020
Total Energy 64,697
FINANCIALS 10.9%
Banks 4.5%
ANZ Group Holdings (AUD)  142,944 2,365
Bank of America (4) 620,755 21,292
BankUnited  23,934 848
BNP Paribas (EUR)  57,219 4,000
Cadence Bank  33,436 888
CRB Group, Acquisition Date: 4/14/22, Cost $64 (5)(7)(9) 605 47
CrossFirst Bankshares (4)(5) 29,098 412
DBS Group Holdings (SGD)  102,956 2,612
Dime Community Bancshares  22,814 699
DNB Bank (NOK)  310,840 6,203
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (5)(7)(9) 5,570 100
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(7)(9) 2,736 49
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(9) 831 7
East West Bancorp  21,391 1,630
Equity Bancshares, Class A  15,184 456
Erste Group Bank (EUR)  42,700 1,676
FB Financial  24,732 932
First Bancshares  20,820 652
Five Star Bancorp (4) 15,178 415
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(7)(9) 9,254 37
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(9) 1,736 1
Heritage Commerce  60,533 733
Home BancShares  45,498 1,097
ING Groep (EUR)  488,942 6,843
Intesa Sanpaolo (EUR)  496,872 1,342
JPMorgan Chase  134,789 19,322
Live Oak Bancshares  24,695 854
Lloyds Banking Group (GBP)  4,433,029 2,800
Mitsubishi UFJ Financial Group (JPY)  420,900 2,984
National Bank of Canada (CAD)  69,559 5,109
Origin Bancorp  23,091 875
Pacific Premier Bancorp  22,807 739
Pinnacle Financial Partners  14,718 1,090

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PNC Financial Services Group  50,970 8,049
Popular  8,453 604
Signature Bank  10,211 1,175
SouthState  15,287 1,233
Standard Chartered (GBP)  212,376 2,010
Sumitomo Mitsui Trust Holdings (JPY)  53,058 1,966
Svenska Handelsbanken, Class A (SEK)  360,780 3,827
Texas Capital Bancshares (5) 16,971 1,124
U.S. Bancorp  184,838 8,822
United Overseas Bank (SGD)  211,000 4,677
Veritex Holdings  22,972 612
Wells Fargo  247,739 11,587
Western Alliance Bancorp  24,586 1,825
136,620
Capital Markets 1.1%
Bridgepoint Group (GBP)  419,067 1,257
Cboe Global Markets  10,075 1,271
Charles Schwab  76,775 5,982
Goldman Sachs Group  23,853 8,388
Julius Baer Group (CHF)  48,587 3,221
Macquarie Group (AUD)  21,934 2,785
Morgan Stanley  36,300 3,503
MSCI  2,050 1,071
P10, Class A (4) 47,090 507
S&P Global  10,898 3,718
StepStone Group, Class A  28,410 813
TMX Group (CAD)  6,489 647
XP, Class A (5) 62,801 780
33,943
Consumer Finance 0.3%
American Express  34,331 5,973
Encore Capital Group (5) 11,847 613
PRA Group (5) 24,489 1,042
7,628
Diversified Financial Services 0.9%
Berkshire Hathaway, Class B (5) 52,142 15,913
Challenger (AUD)  245,749 1,233
Conyers Park III Acquisition (5) 26,344 278
Corebridge Financial  80,058 1,619
Element Fleet Management (CAD)  313,155 4,473
Housing Development Finance (INR)  82,072 2,588
Mitsubishi HC Capital (JPY)  274,700 1,434
27,538

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 4.0%
AIA Group (HKD)  151,600 1,611
Allstate  45,419 5,849
Assurant  11,737 1,495
AXA (EUR)  269,312 8,486
Axis Capital Holdings  29,116 1,768
Chubb  75,200 15,869
Definity Financial (CAD)  32,611 858
Direct Line Insurance Group (GBP)  491,269 1,064
First American Financial (4) 10,000 568
Hanover Insurance Group  9,170 1,279
Hartford Financial Services Group  78,948 6,180
Kemper  13,321 821
Manulife Financial (CAD) (6) 137,472 2,718
Marsh & McLennan  26,836 4,351
MetLife  134,335 9,636
Munich Re (EUR)  22,217 7,653
PICC Property & Casualty, Class H (HKD)  2,424,000 2,129
Ping An Insurance Group, Class H (HKD)  179,000 1,222
Progressive  87,971 12,626
Sampo, Class A (EUR)  94,805 4,615
Selective Insurance Group  25,322 2,571
Storebrand (NOK)  374,494 3,091
Sun Life Financial (CAD)  92,721 4,481
Tokio Marine Holdings (JPY)  206,200 4,378
Travelers  56,666 10,490
Zurich Insurance Group (CHF)  10,792 5,119
120,928
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4)(5) 16,017 196
Capitol Federal Financial (4) 38,946 327
Essent Group  11,424 491
Kearny Financial (4) 32,148 323
PennyMac Financial Services  28,419 1,718
3,055
Total Financials 329,712
HEALTH CARE 10.6%
Biotechnology 1.1%
AbbVie  27,208 4,187
Abcam, ADR (5) 70,244 1,012
Agios Pharmaceuticals (4)(5) 10,146 257
Amgen  20,100 4,656
Apellis Pharmaceuticals (5) 24,095 1,578
Argenx, ADR (5) 4,157 1,522

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ascendis Pharma, ADR (5) 11,962 1,329
Avid Bioservices (5) 39,789 655
Biogen (5) 5,531 1,493
Blueprint Medicines (5) 16,597 703
Cerevel Therapeutics Holdings (4)(5) 12,958 346
Crinetics Pharmaceuticals (5) 7,900 155
CRISPR Therapeutics (4)(5) 6,445 318
Cytokinetics (5) 11,900 516
Generation Bio (4)(5) 24,118 95
Genmab (DKK) (5) 4,062 1,528
HilleVax (4)(5) 6,797 114
Icosavax (4)(5) 19,389 159
Insmed (5) 50,632 1,032
Intellia Therapeutics (4)(5) 3,477 140
Ionis Pharmaceuticals (5) 17,400 625
Karuna Therapeutics (5) 4,836 964
Kura Oncology (4)(5) 15,906 190
Kymera Therapeutics (4)(5) 4,964 156
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $7 (5)(7) 5,317 3
Monte Rosa Therapeutics (4)(5) 9,820 60
Morphic Holding (4)(5) 7,397 314
MorphoSys, ADR (5) 51,626 231
Nkarta (4)(5) 22,996 97
Prometheus Biosciences (4)(5) 6,203 759
Prothena (4)(5) 7,731 431
RAPT Therapeutics (4)(5) 11,166 329
Regeneron Pharmaceuticals (5) 5,208 3,960
Relay Therapeutics (4)(5) 10,788 174
Repare Therapeutics (4)(5) 9,774 100
Replimune Group (4)(5) 5,569 122
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (5)(7) 2,126 9
Scholar Rock Holding (4)(5) 25,661 220
Tenaya Therapeutics (5) 6,070 19
Vaxcyte (4)(5) 5,195 213
Vertex Pharmaceuticals (5) 7,258 2,107
Verve Therapeutics (4)(5) 9,420 179
Xencor (5) 17,911 575
Zentalis Pharmaceuticals (4)(5) 9,856 187
33,819
Health Care Equipment & Supplies 1.7%
Alcon (CHF)  20,715 1,412
Align Technology (5) 2,653 821
Becton Dickinson & Company  34,413 8,072
Elekta, Class B (SEK) (6) 265,170 2,070

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Embecta (4) 28,780 919
EssilorLuxottica (EUR)  21,187 3,673
GE HealthCare Technologies (5) 66,638 5,064
ICU Medical (5) 7,293 1,244
Intuitive Surgical (5) 35,200 8,074
Koninklijke Philips (EUR)  142,993 2,335
Masimo (5) 5,700 954
Outset Medical (4)(5) 35,503 810
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(7)(9) 70,144 34
Penumbra (5) 4,310 1,121
PROCEPT BioRobotics (5) 27,196 1,018
QuidelOrtho (5) 11,695 1,017
Siemens Healthineers (EUR)  79,221 4,135
STERIS  11,305 2,126
Stryker  17,463 4,591
Teleflex  4,036 961
50,451
Health Care Providers & Services 3.2%
Alignment Healthcare (5) 41,421 412
AmerisourceBergen  77,978 12,130
dentalcorp Holdings (CAD) (5)(6) 30,246 213
Elevance Health  57,245 26,886
Fresenius (EUR)  85,848 2,362
HCA Healthcare  25,526 6,214
Humana  19,823 9,813
ModivCare (5) 12,195 1,198
Molina Healthcare (5) 12,869 3,543
Option Care Health (5) 32,116 985
Pennant Group (4)(5) 19,243 289
Privia Health Group (5) 29,325 819
U.S. Physical Therapy  8,316 843
UnitedHealth Group  63,918 30,421
96,128
Health Care Technology 0.1%
Certara (4)(5) 19,921 361
Doximity, Class A (4)(5) 13,654 459
Veeva Systems, Class A (5) 7,938 1,315
2,135
Life Sciences Tools & Services 1.3%
10X Genomics, Class A (5) 9,700 461
Adaptive Biotechnologies (4)(5) 11,585 99
Agilent Technologies  9,557 1,357
Bruker  24,236 1,670
Danaher  58,754 14,544

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evotec (EUR) (5)(6) 56,052 1,005
Mettler-Toledo International (5) 980 1,405
NeoGenomics (4)(5) 42,798 721
Olink Holding, ADR (4)(5) 22,052 517
Pacific Biosciences of California (4)(5) 57,365 521
PerkinElmer  1,389 173
Thermo Fisher Scientific  31,608 17,124
39,597
Pharmaceuticals 3.2%
Arvinas (4)(5) 5,549 170
Astellas Pharma (JPY)  368,100 5,169
AstraZeneca, ADR (4) 228,928 14,922
Bayer (EUR)  79,708 4,733
Catalent (5) 17,302 1,180
Eli Lilly  39,471 12,284
GSK, ADR  66,787 2,289
Ipsen (EUR)  8,043 919
Johnson & Johnson  93,533 14,335
Merck  86,990 9,242
Novartis (CHF)  85,549 7,200
Otsuka Holdings (JPY)  67,800 2,054
Reata Pharmaceuticals, Class A (4)(5) 4,815 150
Roche Holding (CHF)  29,021 8,368
Sanofi (EUR)  91,682 8,572
Structure Therapeutics, ADR (5) 3,364 86
Ventyx Biosciences (5) 3,400 147
Zoetis  22,955 3,833
95,653
Total Health Care 317,783
INDUSTRIALS & BUSINESS SERVICES 6.5%
Aerospace & Defense 0.6%
Cadre Holdings (4) 12,633 271
General Dynamics  8,164 1,860
L3Harris Technologies  44,428 9,383
Northrop Grumman  4,751 2,205
Parsons (5) 26,112 1,176
Safran (EUR)  22,676 3,202
TransDigm Group  1,800 1,339
19,436
Airlines 0.0%
Allegiant Travel (5) 8,674 889
889

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.1%
Carrier Global  56,892 2,562
CSW Industrials  6,544 926
Gibraltar Industries (5) 7,534 403
3,891
Commercial Services & Supplies 0.1%
Cintas  2,607 1,143
Rentokil Initial (GBP)  152,421 938
Stericycle (5) 20,725 988
Tetra Tech  4,235 580
3,649
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4)(5) 8,259 424
424
Electrical Equipment 1.4%
ABB (CHF)  153,197 5,098
AMETEK  45,030 6,374
AZZ  27,409 1,114
Eaton  58,681 10,265
Emerson Electric  16,638 1,376
Hubbell  18,104 4,554
Legrand (EUR)  43,238 3,994
Mitsubishi Electric (JPY)  368,000 4,135
Prysmian (EUR)  101,514 3,903
Thermon Group Holdings (4)(5) 11,597 307
41,120
Industrial Conglomerates 1.4%
DCC (GBP)  40,895 2,271
General Electric  138,046 11,694
Honeywell International  26,972 5,165
Melrose Industries (GBP)  1,717,588 3,093
Roper Technologies  10,187 4,382
Siemens (EUR)  101,966 15,539
42,144
Machinery 0.9%
Cummins  10,214 2,483
Dover  17,596 2,638
Enerpac Tool Group  47,690 1,284
EnPro Industries (4) 4,100 441
Esab  9,632 565
ESCO Technologies  12,616 1,176
Federal Signal  27,282 1,440
Graco  14,667 1,020

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Helios Technologies  16,319 1,105
IDEX  6,408 1,442
Ingersoll Rand  47,582 2,763
John Bean Technologies  8,399 931
KION Group (EUR)  48,974 1,918
Marel (ISK)  51,164 199
Mueller Water Products, Class A  64,115 889
RBC Bearings (5) 3,836 882
SMC (JPY)  2,700 1,372
SPX Technologies (5) 21,381 1,506
THK (JPY)  55,500 1,243
Toro  6,557 724
26,021
Professional Services 0.5%
Booz Allen Hamilton Holding  24,490 2,320
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(9) 11,790 91
Clarivate (5) 76,524 775
Huron Consulting Group (5) 7,756 544
Legalzoom.com (4)(5) 23,669 193
Recruit Holdings (JPY)  94,900 2,545
TechnoPro Holdings (JPY)  108,600 2,756
Teleperformance (EUR)  11,117 2,886
TransUnion  9,642 631
Upwork (4)(5) 20,237 229
Verisk Analytics  8,753 1,498
14,468
Road & Rail 1.0%
Central Japan Railway (JPY)  15,700 1,763
CSX  377,731 11,517
Landstar System  4,368 790
Norfolk Southern  16,767 3,769
Old Dominion Freight Line  10,503 3,563
Saia (5) 5,162 1,398
Union Pacific  28,100 5,825
28,625
Trading Companies & Distributors 0.5%
Air Lease  21,284 921
Ashtead Group (GBP)  55,173 3,651
Beacon Roofing Supply (5) 14,719 957
Bunzl (GBP)  57,151 2,036
Mitsubishi (JPY)  79,500 2,701
Rush Enterprises, Class A  13,741 779
SiteOne Landscape Supply (5) 11,092 1,645

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sumitomo (JPY)  180,000 3,068
15,758
Total Industrials & Business Services 196,425
INFORMATION TECHNOLOGY 15.5%
Communications Equipment 0.1%
Clearfield (5) 2,271 142
Infinera (4)(5) 34,073 241
LM Ericsson, Class B (SEK)  613,437 3,397
3,780
Electronic Equipment, Instruments & Components 0.8%
CTS  32,503 1,408
Hamamatsu Photonics (JPY)  52,600 2,581
Largan Precision (TWD)  14,000 1,006
Littelfuse  4,857 1,257
Mirion Technologies (5) 118,887 1,080
Murata Manufacturing (JPY)  54,800 2,933
Novanta (5) 5,762 904
Omron (JPY)  27,900 1,498
PAR Technology (5) 31,620 1,080
TE Connectivity  44,600 5,678
Teledyne Technologies (5) 5,690 2,447
Vontier  31,388 821
22,693
IT Services 2.8%
Accenture, Class A  19,920 5,290
Adyen (EUR) (5) 2,261 3,205
Affirm Holdings (5) 25,342 345
Amadeus IT Group, Class A (EUR) (5) 40,906 2,572
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024 (5)(7)(9) 268,681 545
Block, Class A (5) 19,552 1,500
Broadridge Financial Solutions  12,132 1,708
Fidelity National Information Services  31,900 2,022
Fiserv (5) 99,541 11,456
Mastercard, Class A  46,525 16,530
MongoDB (5) 11,919 2,497
NTT Data (JPY)  301,200 4,179
Payoneer Global (5) 152,982 887
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23 (5)(7)
(9) 472 30
Shopify, Class A (5) 65,139 2,680
Snowflake, Class A (5) 8,239 1,272
SS&C Technologies Holdings  18,862 1,107
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (5)(7)(9) 2,720 49

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toast, Class A (5) 56,981 1,078
Visa, Class A  116,179 25,552
84,504
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices (5) 69,931 5,495
Analog Devices  12,111 2,222
Applied Materials  55,748 6,475
ASML Holding (EUR)  13,418 8,270
ASML Holding  13,378 8,264
Broadcom  27,066 16,085
Entegris  22,302 1,901
KLA  18,481 7,011
Lam Research  13,549 6,585
Lattice Semiconductor (5) 31,506 2,677
Marvell Technology  47,967 2,166
Micron Technology (4) 121,697 7,036
Monolithic Power Systems  8,171 3,957
NVIDIA  105,258 24,437
NXP Semiconductors  40,091 7,155
Onto Innovation (5) 12,882 1,062
Renesas Electronics (JPY) (5) 145,200 1,876
Skyworks Solutions  15,656 1,747
Taiwan Semiconductor Manufacturing (TWD)  583,759 9,658
Taiwan Semiconductor Manufacturing, ADR  23,761 2,069
Texas Instruments  68,031 11,664
Tokyo Electron (JPY)  8,800 3,019
140,831
Software 4.7%
Agilysys (5) 10,900 871
Amplitude, Class A (4)(5) 38,645 510
Atlassian, Class A (5) 16,000 2,629
Autodesk (5) 12,332 2,450
BILL Holdings (5) 19,283 1,632
Blackline (5) 13,586 929
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (5)(7)(9) 480 265
Ceridian HCM Holding (4)(5) 2,620 191
Clearwater Analytics Holdings, Class A (4)(5) 6,179 106
Confluent, Class A (5) 30,750 750
Crowdstrike Holdings, Class A (5) 6,620 799
Datadog, Class A (5) 12,111 927
Descartes Systems Group (5) 21,165 1,559
DoubleVerify Holdings (5) 54,919 1,443
Five9 (5) 19,626 1,295
Fortinet (5) 10,075 599
Gusto, Acquisition Date: 10/4/21, Cost $265 (5)(7)(9) 9,216 174

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intuit  21,772 8,865
Manhattan Associates (5) 7,866 1,131
Microsoft (4) 339,610 84,706
nCino (4)(5) 5,140 140
Paycom Software (5) 3,311 957
Paycor HCM (5) 28,485 706
SAP (EUR)  45,304 5,147
ServiceNow (5) 30,105 13,010
Socure, Acquisition Date: 12/22/21, Cost $46 (5)(7)(9) 2,872 22
Synopsys (5) 19,687 7,161
Workiva (5) 14,093 1,257
140,231
Technology Hardware, Storage & Peripherals 2.4%
Apple (4) 443,296 65,346
Samsung Electronics (KRW)  120,693 5,523
70,869
Total Information Technology 462,908
MATERIALS 2.3%
Chemicals 1.4%
Air Liquide (EUR)  27,366 4,348
Akzo Nobel (EUR)  40,253 2,945
Asahi Kasei (JPY)  291,600 2,031
BASF (EUR)  51,164 2,620
Covestro (EUR)  51,232 2,252
Eastman Chemical  3,200 273
Element Solutions  111,981 2,300
HB Fuller  5,226 365
Johnson Matthey (GBP)  102,898 2,699
Linde  15,220 5,302
Nutrien  80,287 6,245
Quaker Chemical  6,689 1,310
Sherwin-Williams  28,455 6,298
Tosoh (JPY)  27,000 367
Umicore (EUR)  69,493 2,316
41,671
Containers & Packaging 0.1%
Amcor, CDI (AUD)  150,800 1,673
1,673
Metals & Mining 0.7%
Antofagasta (GBP)  173,283 3,269
BHP Group (AUD)  49,339 1,493
BHP Group (GBP)  125,007 3,805
Compass Minerals International  5,800 223

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Constellium (5) 82,949 1,326
ERO Copper (CAD) (5) 22,165 348
Franco-Nevada (CAD)  1,485 190
Haynes International  16,171 885
IGO (AUD)  679,309 5,971
Rio Tinto (AUD)  16,131 1,261
South32 (AUD)  761,273 2,212
20,983
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  200,588 2,836
West Fraser Timber (CAD)  5,358 402
3,238
Total Materials 67,565
REAL ESTATE 1.0%
Equity Real Estate Investment Trusts 0.8%
Boston Properties, REIT  8,900 583
Community Healthcare Trust, REIT (4) 11,418 442
CubeSmart, REIT  32,007 1,504
EastGroup Properties, REIT  13,447 2,195
Equity LifeStyle Properties, REIT (4) 19,261 1,320
Flagship Communities REIT  10,032 188
Great Portland Estates (GBP)  247,182 1,685
Independence Realty Trust, REIT  48,548 878
Life Storage, REIT  14,000 1,687
Prologis, REIT  47,152 5,819
Public Storage, REIT  6,246 1,867
Rexford Industrial Realty, REIT  24,926 1,507
Scentre Group (AUD)  1,121,219 2,239
Terreno Realty, REIT  10,056 626
Weyerhaeuser, REIT  92,976 2,906
25,446
Real Estate Management & Development 0.2%
Altus Group (CAD)  5,575 249
DigitalBridge Group (4) 25,923 318
FirstService  17,718 2,432
Mitsui Fudosan (JPY)  201,600 3,842
Tricon Residential  84,435 684
7,525
Total Real Estate 32,971
UTILITIES 1.7%
Electric Utilities 0.9%
American Electric Power  32,246 2,837
Evergy  33,600 1,976

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy  63,364 2,506
IDACORP  13,116 1,356
MGE Energy (4) 6,711 475
Southern  278,519 17,563
26,713
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  288,500 945
Chesapeake Utilities  11,275 1,444
ONE Gas  6,763 542
Southwest Gas Holdings  22,017 1,388
4,319
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  113,200 1,804
NextEra Energy Partners  11,550 765
2,569
Multi-Utilities 0.6%
Ameren  25,778 2,132
DTE Energy  13,066 1,434
Engie (EUR)  390,681 5,701
National Grid (GBP)  284,200 3,567
Sempra Energy  26,808 4,020
16,854
Water Utilities 0.0%
California Water Service Group  11,984 686
SJW Group  9,971 762
1,448
Total Utilities 51,903
Total Miscellaneous Common Stocks  0.0% (10) 1,776
Total Common Stocks (Cost $1,375,007) 1,998,932
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417 (5)(7)(9) 16,822 539
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286 (5)(7)
(9) 7,601 243
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)(8)
(9) 17,718 71
853

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (5)(7)(9) 41,545 76
76
Total Consumer Discretionary 929
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (5)(7)(9) 11,951 598
Total Consumer Staples 598
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224 (5)(7)(9) 2,133 165
Total Financials 165
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (5)(7)(9) 38,898 256
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (5)(7)(9) 22,236 146
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $41 (5)(7) 32 18
Leap Therapeutics, Hold-Back Shares, Acquisition Date: 9/28/20,
Cost $5 (5)(7) 4 2
422
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (5)(7)(9) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(9) 92,428 213
213
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (5)(7)(9) 10,046 118
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (5)(7)(9) 14,444 81
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(9) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (5)(7)(9) 5,896 358
1,272
Total Health Care 2,027

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (5)(7)(9) 2,868 92
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (5)(7)(9) 50,717 255
347
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(9) 9,815 200
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (5)(7)(9) 3,669 75
275
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (5)(7)(9) 6,676 89
89
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(9) 14,736 113
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(9) 26,046 201
314
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (5)(7)(9) 20,804 108
Convoy, Series D, Acquisition Date: 10/30/19, Cost $224 (5)(7)(9) 16,522 85
193
Total Industrials & Business Services 1,218
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (5)(7)(9) 6,732 127
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (5)(7)(9) 2,367 45
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(9) 7 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (5)(7)
(9) 3,321 209
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (5)(7)
(9) 204 13
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (5)(7)(9) 610 11
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (5)(7)(9) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (5)
(7)(9) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (5)(7)(9) 7,740 138
545

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (5)(7)(9) 30 17
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (5)(7)(9) 2 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)(7)(9) 4,398 264
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (5)(7)
(9) 10,416 625
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (5)(7)(9) 12,516 236
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (5)
(7)(9) 20,748 288
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (5)(7)(9) 5,932 82
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (5)(7)(9) 23,436 114
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $126 (5)(7)(9) 20,060 208
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $16 (5)(7)(9) 1,875 19
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (5)(7)(9) 3,491 26
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (5)(7)(9) 2,865 22
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (5)(7)(9) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (5)(7)(9) 6,640 50
1,952
Total Information Technology 2,497
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (5)(7)(9) 3,356 262
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)(9) 5,247 163
425
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (5)(7)(9) 5,255 225
225
Total Materials 650
Total Convertible Preferred Stocks (Cost $7,629) 8,084
CORPORATE BONDS 1.9%
AbbVie, 3.20%, 11/21/29  1,105,000 978
AbbVie, 4.05%, 11/21/39  355,000 300
AbbVie, 4.875%, 11/14/48  292,000 268
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 211
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 431
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 155

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AIA Group, 3.90%, 4/6/28 (1)(6) 490,000 464
Aker BP, 2.875%, 1/15/26 (1) 240,000 223
Alexandria Real Estate Equities, 3.375%, 8/15/31  255,000 224
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 264
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 48
Ally Financial, 4.75%, 6/9/27  565,000 538
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Amgen, 4.875%, 3/1/53  230,000 205
Amgen, 5.25%, 3/2/30  145,000 144
Amgen, 5.65%, 3/2/53  110,000 109
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  94,000 83
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  210,000 211
Aon, 2.80%, 5/15/30  80,000 68
APA Infrastructure, 4.25%, 7/15/27 (1)(6) 520,000 502
Arrow Electronics, 4.00%, 4/1/25  230,000 222
Astrazeneca Finance, 1.75%, 5/28/28  200,000 171
AT&T, 3.50%, 9/15/53  585,000 399
Ausgrid Finance, 4.35%, 8/1/28 (1) 205,000 191
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (11) 200,000 198
Bank of America, 3.248%, 10/21/27  475,000 437
Bank of America, VR, 1.898%, 7/23/31 (11) 1,635,000 1,276
Bank of America, VR, 1.922%, 10/24/31 (11) 600,000 465
Bank of America, VR, 2.592%, 4/29/31 (11) 10,000 8
Bank of America, VR, 3.419%, 12/20/28 (11) 25,000 23
Bank of America, VR, 3.559%, 4/23/27 (11) 95,000 89
Bank of America, VR, 4.271%, 7/23/29 (11) 330,000 310
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(11) 200,000 200
Bank of Nova Scotia, 4.85%, 2/1/30  300,000 291
Barclays, VR, 2.852%, 5/7/26 (11) 300,000 281
Barclays, VR, 3.932%, 5/7/25 (11) 235,000 228
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 196
BAT Capital, 3.557%, 8/15/27  665,000 606
BAT International Finance, 1.668%, 3/25/26 (6) 85,000 75
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 98
Becton Dickinson & Company, 3.70%, 6/6/27  225,000 213
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 65
Berkshire Hathaway Finance, 2.50%, 1/15/51  320,000 200
Berkshire Hathaway Finance, 2.85%, 10/15/50  105,000 72
Berkshire Hathaway Finance, 3.85%, 3/15/52  105,000 85
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 595,000 526
BNP Paribas, VR, 3.052%, 1/13/31 (1)(11) 375,000 316
Boardwalk Pipelines, 3.40%, 2/15/31  225,000 191
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 38
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 250
Booking Holdings, 4.625%, 4/13/30  100,000 97
Brixmor Operating Partnership, 4.05%, 7/1/30  125,000 110

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 454
Broadcom, 4.11%, 9/15/28  75,000 71
CaixaBank, VR, 6.208%, 1/18/29 (1)(11) 260,000 259
Capital One Financial, VR, 2.359%, 7/29/32 (11) 345,000 253
Capital One Financial, VR, 3.273%, 3/1/30 (11) 130,000 112
Capital One Financial, VR, 5.247%, 7/26/30 (11) 75,000 72
Capital One Financial, VR, 5.468%, 2/1/29 (11) 410,000 402
Carvana, 10.25%, 5/1/30 (1) 1,295,000 809
Celanese U.S. Holdings, 6.05%, 3/15/25  240,000 239
Celanese U.S. Holdings, 6.165%, 7/15/27  155,000 154
Centene, 2.625%, 8/1/31  685,000 532
Charter Communications Operating, 2.25%, 1/15/29  160,000 129
Charter Communications Operating, 3.75%, 2/15/28  425,000 383
Charter Communications Operating, 4.20%, 3/15/28  310,000 284
Charter Communications Operating, 5.125%, 7/1/49  85,000 66
Charter Communications Operating, 6.484%, 10/23/45  50,000 46
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  30,000 27
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 69
Citigroup, VR, 3.07%, 2/24/28 (11) 280,000 254
Citigroup, VR, 3.106%, 4/8/26 (11) 215,000 204
Citigroup, VR, 5.61%, 9/29/26 (11) 350,000 350
CNO Financial Group, 5.25%, 5/30/25  79,000 78
Comcast, 3.25%, 11/1/39  300,000 233
Corebridge Financial, 3.90%, 4/5/32 (1) 80,000 70
Crown Castle, 2.25%, 1/15/31  585,000 468
Crown Castle, 2.90%, 3/15/27  70,000 64
Crown Castle, 5.00%, 1/11/28  160,000 157
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 333
CSL Finance, 4.05%, 4/27/29 (1) 135,000 126
CVS Health, 3.25%, 8/15/29  75,000 66
CVS Health, 5.05%, 3/25/48  491,000 440
CVS Health, 5.625%, 2/21/53  225,000 218
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 150,000 148
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 260,000 247
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 200,000 196
Danske Bank, VR, 4.298%, 4/1/28 (1)(11) 230,000 217
Discover Financial Services, 4.10%, 2/9/27  165,000 156
Duke Energy, 5.00%, 8/15/52  225,000 200
Ecolab, 4.80%, 3/24/30  15,000 15
Edison International, 4.95%, 4/15/25  15,000 15
EDP Finance, 6.30%, 10/11/27 (1) 200,000 206
Elevance Health, 5.125%, 2/15/53  115,000 109
Enel Finance America, 7.10%, 10/14/27 (1) 200,000 209
Enel Finance International, 6.80%, 10/14/25 (1) 200,000 205
Energy Transfer, 2.90%, 5/15/25  465,000 439
Energy Transfer, 4.50%, 4/15/24  30,000 30

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 6.00%, 6/15/48  105,000 96
Energy Transfer, 6.25%, 4/15/49  95,000 90
Eni, Series X-R, 4.75%, 9/12/28 (1) 360,000 350
Enterprise Products Operating, 2.80%, 1/31/30  80,000 68
Enterprise Products Operating, 3.20%, 2/15/52  150,000 100
Equifax, 5.10%, 12/15/27  170,000 168
Equitable Holdings, 4.35%, 4/20/28  525,000 498
FedEx, 2.40%, 5/15/31  251,000 204
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (11) 75,000 72
Fiserv, 3.50%, 7/1/29  80,000 71
General Motors, 4.20%, 10/1/27  40,000 38
General Motors, 5.60%, 10/15/32  75,000 71
General Motors Financial, 4.00%, 10/6/26  100,000 95
General Motors Financial, 4.35%, 4/9/25  85,000 83
GLP Capital, 3.35%, 9/1/24  60,000 58
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 780,000 626
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 256
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 405,000 388
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 25,000 24
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 70,000 63
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 30,000 26
Hasbro, 3.55%, 11/19/26  120,000 112
HCA, 2.375%, 7/15/31  100,000 78
HCA, 3.125%, 3/15/27 (1) 115,000 105
HCA, 3.375%, 3/15/29 (1) 45,000 39
HCA, 3.50%, 9/1/30  199,000 171
HCA, 5.375%, 9/1/26  95,000 93
HCA, 5.875%, 2/15/26  345,000 345
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 69
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 233
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 390,000 359
HSBC Holdings, VR, 2.999%, 3/10/26 (11) 280,000 265
HSBC Holdings, VR, 4.755%, 6/9/28 (11) 485,000 464
HSBC Holdings, VR, 5.21%, 8/11/28 (11) 245,000 240
Humana, 3.70%, 3/23/29  85,000 77
Humana, 4.875%, 4/1/30  265,000 259
Humana, 5.50%, 3/15/53  100,000 97
Hyundai Capital America, 1.80%, 10/15/25 (1) 120,000 109
Hyundai Capital America, 2.10%, 9/15/28 (1) 210,000 174
ING Groep, VR, 1.726%, 4/1/27 (11) 200,000 178
Intercontinental Exchange, 4.35%, 6/15/29  250,000 242
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 285,000 252
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 295,000 258
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 70,000 58
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 185,000 156
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 275,000 250

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 570,000 479
JPMorgan Chase, VR, 3.54%, 5/1/28 (11) 120,000 111
JPMorgan Chase, VR, 4.851%, 7/25/28 (11) 220,000 214
KBC Group, VR, 5.796%, 1/19/29 (1)(11) 460,000 454
Kilroy Realty, 3.45%, 12/15/24  470,000 450
Kookmin Bank, 4.50%, 2/1/29  350,000 329
Las Vegas Sands, 3.50%, 8/18/26  95,000 86
Lowe's, 4.25%, 4/1/52  140,000 110
Lowe's, 5.625%, 4/15/53  80,000 76
LSEGA Financing, 2.00%, 4/6/28 (1) 750,000 646
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 166
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 151
Marriott International, 5.00%, 10/15/27  185,000 183
Marsh & McLennan, 2.25%, 11/15/30  85,000 69
Micron Technology, 4.185%, 2/15/27  41,000 39
Micron Technology, 4.975%, 2/6/26  200,000 197
Micron Technology, 5.327%, 2/6/29  115,000 111
Micron Technology, 6.75%, 11/1/29  110,000 113
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 220,500 220
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28 (11) 235,000 232
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 120,000 106
Morgan Stanley, VR, 3.591%, 7/22/28 (11) 95,000 88
Morgan Stanley, VR, 3.772%, 1/24/29 (11) 139,000 128
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 95,000 89
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 345,000 339
NatWest Group, VR, 7.472%, 11/10/26 (6)(11) 200,000 208
Netflix, 4.625%, 5/15/29 (EUR) (6) 290,000 304
NextEra Energy Capital Holdings, 2.44%, 1/15/32  205,000 162
NextEra Energy Capital Holdings, 3.00%, 1/15/52  205,000 134
NextEra Energy Capital Holdings, 5.00%, 7/15/32  70,000 67
NextEra Energy Capital Holdings, 5.25%, 2/28/53  95,000 90
Nordea Bank, 5.375%, 9/22/27 (1) 200,000 199
NRG Energy, 4.45%, 6/15/29 (1) 85,000 76
NTT Finance, 1.591%, 4/3/28 (1) 295,000 249
NTT Finance, 2.065%, 4/3/31 (1) 200,000 162
NXP, 2.70%, 5/1/25  20,000 19
NXP, 3.15%, 5/1/27  40,000 36
NXP, 5.35%, 3/1/26  105,000 104
Oracle, 2.30%, 3/25/28  160,000 139
Oracle, 5.55%, 2/6/53  95,000 87
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 89
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 159
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 176
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 77
Parker-Hannifin, 4.25%, 9/15/27  85,000 81
Parker-Hannifin, 4.50%, 9/15/29  90,000 86

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PerkinElmer, 1.90%, 9/15/28  185,000 154
PerkinElmer, 2.25%, 9/15/31  100,000 77
PerkinElmer, 3.30%, 9/15/29  99,000 86
Philip Morris International, 5.125%, 2/15/30  150,000 147
Philip Morris International, 5.625%, 11/17/29  65,000 66
PNC Financial Services Group, 2.55%, 1/22/30  80,000 68
Realty Income, 3.95%, 8/15/27  80,000 76
Regency Centers, 3.60%, 2/1/27  660,000 620
Reynolds American, 4.45%, 6/12/25  57,000 55
Rogers Communications, 3.20%, 3/15/27 (1) 99,000 91
Rogers Communications, 3.80%, 3/15/32 (1) 150,000 131
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52 (1) 370,000 295
Ross Stores, 1.875%, 4/15/31  260,000 204
Sabine Pass Liquefaction, 4.50%, 5/15/30  215,000 201
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 531
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 15
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 175,000 152
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 545,000 486
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 247
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 34
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 182
Sempra Energy, 3.70%, 4/1/29  75,000 68
Sherwin-Williams, 2.95%, 8/15/29  285,000 247
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 210,000 204
Southern California Edison, 5.70%, 3/1/53  115,000 115
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 166
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 615,000 547
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 200,000 193
T-Mobile USA, 2.05%, 2/15/28  275,000 235
T-Mobile USA, 3.75%, 4/15/27  1,225,000 1,151
Targa Resources Partners, 5.50%, 3/1/30  320,000 303
Targa Resources Partners, 6.875%, 1/15/29  90,000 91
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 85
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 21
Transurban Finance, 2.45%, 3/16/31 (1) 535,000 422
Transurban Finance, 3.375%, 3/22/27 (1) 255,000 234
Trinity Acquisition, 4.40%, 3/15/26  195,000 187
Truist Financial, VR, 4.123%, 6/6/28 (11) 260,000 248
UBS Group, VR, 4.751%, 5/12/28 (1)(11) 200,000 192
UBS Group, VR, 5.711%, 1/12/27 (1)(11) 225,000 225
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  70,311 60
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  44,226 37
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,112
UnitedHealth Group, 5.875%, 2/15/53  185,000 199
Utah Acquisition Sub, 3.95%, 6/15/26  445,000 416

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verizon Communications, 2.10%, 3/22/28  165,000 142
Verizon Communications, 2.55%, 3/21/31  430,000 351
Verizon Communications, 2.65%, 11/20/40  220,000 149
Verizon Communications, 3.55%, 3/22/51  280,000 201
Vistra Operations, 3.55%, 7/15/24 (1) 405,000 389
Vistra Operations, 5.125%, 5/13/25 (1) 250,000 243
Vodafone Group, 4.875%, 6/19/49  43,000 37
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 100
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 245,000 207
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 724
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 191
Warnermedia Holdings, 3.755%, 3/15/27 (1) 365,000 333
Warnermedia Holdings, 4.054%, 3/15/29 (1) 130,000 116
Wells Fargo, 4.30%, 7/22/27  175,000 169
Wells Fargo, VR, 2.393%, 6/2/28 (11) 670,000 591
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,840,000 1,532
Wells Fargo, VR, 2.879%, 10/30/30 (11) 500,000 426
Westlake, 1.625%, 7/17/29 (EUR)  100,000 86
Woodside Finance, 3.65%, 3/5/25 (1) 240,000 231
Woodside Finance, 3.70%, 9/15/26 (1) 195,000 183
Woodside Finance, 3.70%, 3/15/28 (1) 515,000 471
Workday, 3.70%, 4/1/29  55,000 50
Xcel Energy, 3.40%, 6/1/30  255,000 224
Total Corporate Bonds (Cost $63,660) 57,023
EQUITY MUTUAL FUNDS 14.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 5,417,694 176,563
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 7,699,373 72,913
T. Rowe Price Real Assets Fund - I Class (2) 8,841,065 121,299
T. Rowe Price U.S. Large-Cap Core Fund - I Class (2) 2,130,492 62,637
Total Equity Mutual Funds (Cost $436,151) 433,412
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 210,000 171
Total Foreign Government Obligations & Municipalities (Cost
$210) 171
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 5.461%, 9/15/34 (1) 167,534 164

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 24,937 23
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 5,492 5
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 405,266 317
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 272,076 213
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.548%,
8/10/33 (1) 340,000 306
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.836%, 11/15/34 (1) 135,000 114
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 140,728 123
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 5.588%, 4/15/34 (1) 305,000 300
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 205,000 204
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 5.885%, 10/15/36 (1) 150,000 146
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 6.655%, 3/15/35 (1) 280,000 276
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 270,686 212
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 97
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 79
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 112,960 92
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 6.238%, 11/15/37 (1) 113,044 112
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 21,286 20
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 33,827 31
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  124,807 117
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 451
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.413%, 10/10/29 (1) 170,000 159
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 5.617%, 2/25/30  89,960 90
Connecticut Avenue Securities, Series 2021-R03, Class 1M2,
CMO, ARM, SOFR30A + 1.65%, 6.134%, 12/25/41 (1) 170,000 163

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 89,979 89
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 5.684%, 1/25/42 (1) 440,781 436
Connecticut Avenue Securities, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 240,697 241
Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 194,085 195
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1,
CMO, ARM, SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 100,464 102
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1,
CMO, ARM, SOFR30A + 2.95%, 7.442%, 6/25/42 (1) 111,539 114
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1,
CMO, ARM, SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 406,388 409
Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1,
CMO, ARM, SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 371,372 374
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 122,165 110
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 5.288%, 6/15/34 (1) 360,000 355
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 285,000 206
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 72,415 62
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 8/1/32 (1) 255,287 250
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 42,327 39
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 269,506 217
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 17,394 16
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 67,487 61
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 11,317 11
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 154,366 149
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 94,632 72
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M TSFR +
1.148%, 5.71%, 12/15/36 (1) 225,000 222
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 3.059%, 7/25/44 (1) 3,257 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.929%, 10/25/50 (1) 170,739 145

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 208,800 163
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 208,585 163
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 335,491 262
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 122,267 96
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 96,294 76
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 72
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 50,685 45
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 58,794 51
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.583%, 12/25/50 (1) 160,391 132
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 5,786 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 13,019 12
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.284%, 6/25/50 (1) 161,118 134
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 5.938%, 8/15/38 (1) 446,771 421
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59 (1) 12,818 13
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 118
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 5.488%, 10/15/37 (1) 214,760 213
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 170,565 133
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 38,399 35
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 29,440 27
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 121,958 107
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 148,543 115
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.442%, 4/25/43  83,873 77
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.781%, 8/25/47 (1) 109,895 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 24,970 23
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 6,572 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 16,835 16
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 2,168 2
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 7,103 7
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
6.113%, 1/15/39 (1) 285,000 277
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 6.467%,
2/25/50 (1) 250,121 252
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 125,000 125
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 270,000 259
Structured Agency Credit Risk Debt Notes, Series 2022-DNA4,
Class M1A, CMO, ARM, SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 183,926 186
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 378,712 388
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 135,005 114
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 5,376 5
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57 (1) 5,311 5
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 4.202%, 2/25/57 (1) 15,836 16
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, ARM,
1M USD LIBOR + 1.00%, 5.617%, 10/25/59 (1) 60,802 61
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 218,742 171
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 23,978 23
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 84,723 82
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 95
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 131,083 105
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
ARM, 5.999%, 2/25/68 (1) 340,000 340
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 336

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 541
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 100,000 88
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 22,797 19
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 100,000 86
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$15,281) 13,890
PREFERRED STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
Dr. Ing. h.c. F. Porsche (EUR) (5) 28,688 3,457
Total Consumer Discretionary 3,457
Total Preferred Stocks (Cost $2,312) 3,457
PRIVATE INVESTMENT COMPANIES 2.0%
Blackstone Partners Offshore Fund (5)(9) 27,065 60,746
Total Private Investment Companies (Cost $42,103) 60,746
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.9%
U.S. Government Agency Obligations 1.3%
Federal Home Loan Mortgage
2.50%, 4/1/30  65,012 61
3.00%, 12/1/42 - 2/1/47  303,360 274
3.50%, 8/1/42 - 3/1/46  500,699 469
4.00%, 10/1/40 - 12/1/41  108,668 104
4.50%, 6/1/39 - 5/1/42  149,620 150
5.00%, 1/1/24 - 8/1/40  43,256 42
5.50%, 1/1/40  92 —
6.00%, 3/1/33 - 8/1/38  42,599 43
6.50%, 3/1/32 - 9/1/32  2,317 2
7.00%, 6/1/32  416 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  453 —
12M USD LIBOR + 1.785%, 4.035%, 2/1/37  576 1
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  5,131 5
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  3,955 4
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  109,703 20

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 9/1/52  4,963,285 4,061
2.50%, 7/1/37 - 5/1/52  4,302,492 3,691
3.00%, 5/1/31 - 8/1/52  2,886,815 2,589
3.50%, 6/1/47 - 8/1/52  817,548 756
4.00%, 8/1/37 - 5/1/52  421,274 404
4.50%, 5/1/50  25,870 25
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  41,898 37
3.50%, 6/1/42 - 5/1/46  335,304 311
4.00%, 11/1/40  106,917 102
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  695 1
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1,760 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  698 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,760,293 1,505
2.00%, 8/1/37 - 6/1/52  8,578,693 7,064
2.50%, 8/1/30 - 4/1/52  6,790,875 5,834
3.00%, 1/1/27 - 4/1/51  4,170,415 3,774
3.50%, 2/1/35 - 8/1/52  2,565,597 2,392
4.00%, 7/1/35 - 9/1/52  2,373,554 2,270
4.50%, 7/1/39 - 8/1/52  1,864,562 1,820
5.00%, 9/1/23 - 10/1/52  961,328 961
5.50%, 9/1/23 - 9/1/41  242,844 248
6.00%, 2/1/33 - 2/1/53  1,728,323 1,766
6.50%, 7/1/32 - 5/1/40  69,639 72
UMBS, TBA (12)
2.00%, 3/1/38  75,000 67
6.50%, 3/1/53  200,000 205
41,132
U.S. Government Obligations 0.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  262,761 226
2.00%, 3/20/51 - 3/20/52  3,457,269 2,905
2.50%, 8/20/50 - 3/20/52  3,263,357 2,826
3.00%, 9/15/42 - 6/20/52  2,697,325 2,425
3.50%, 12/20/42 - 10/20/49  1,753,280 1,639
4.00%, 7/20/42 - 10/20/52  1,576,424 1,501
4.50%, 11/20/39 - 10/20/52  1,234,196 1,210
5.00%, 7/20/39 - 6/20/49  555,394 558
5.50%, 1/20/36 - 12/20/52  2,002,090 2,018
6.00%, 12/20/38  16,423 17
6.50%, 3/15/26 - 12/20/52  150,244 154
7.00%, 1/20/53  184,797 190
8.00%, 10/20/25  27 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  28,528 27
3.50%, 10/20/50  135,000 115
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  24,952 4
4.00%, 5/20/37 - 2/20/43  17,539 2
Government National Mortgage Assn., TBA (12)
6.00%, 3/20/53  545,000 553
6.50%, 3/20/53  715,000 732
17,102
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $62,855) 58,234
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.1%
U.S. Treasury Obligations 2.1%
U.S. Treasury Bonds, 3.00%, 8/15/52 (13) 4,900,000 4,122
U.S. Treasury Bonds, 3.375%, 8/15/42  6,125,000 5,512
U.S. Treasury Bonds, 3.625%, 2/15/53  4,330,000 4,122
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,130
U.S. Treasury Bonds, 4.00%, 11/15/42  4,305,000 4,243
U.S. Treasury Bonds, 4.00%, 11/15/52  4,375,000 4,452
U.S. Treasury Notes, 1.75%, 3/15/25  5,030,000 4,733
U.S. Treasury Notes, 2.25%, 1/31/24  1,205,000 1,174
U.S. Treasury Notes, 2.75%, 2/15/24  4,420,000 4,321
U.S. Treasury Notes, 3.00%, 7/15/25  8,135,000 7,832
U.S. Treasury Notes, 3.875%, 11/30/27  5,950,000 5,865
U.S. Treasury Notes, 3.875%, 11/30/29  2,130,000 2,103
U.S. Treasury Notes, 4.125%, 9/30/27  5,910,000 5,880
U.S. Treasury Notes, 4.125%, 11/15/32 (13) 5,645,000 5,736
62,225
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $64,035) 62,225
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 4.60% (2)(14) 76,533,021 76,533
Total Short-Term Investments (Cost $76,533) 76,533

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.60% (2)(14) 7,940,124 7,940
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 7,940
Total Securities Lending Collateral (Cost $7,940) 7,940
Total Investments in Securities 100.3%
(Cost $2,448,903) $ 3,018,963
Other Assets Less Liabilities (0.3)% (10,361)
Net Assets 100.0% $ 3,008,602
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$38,457 and represents 1.3% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2023.
(5) Non-income producing
(6) All or a portion of this security is on loan at February 28, 2023.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$11,348 and represents 0.4% of net assets.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,557 and represents 0.1% of net assets.
(13) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Call,
4/21/23 @ $4,000.00 459 182,230 (4,682)
Total Options Written (Premiums $(5,325)) $ (4,682)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 47 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 1 —
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 2,154 (52) (17) (35)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (35)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 1,140 6 (15) 21
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 1,427 (7) (51) 44
Total Centrally Cleared Credit Default Swaps,
Protection Sold 65
Total Centrally Cleared Swaps 30
Net payments (receipts) of variation margin to date (26)
Variation margin receivable (payable) on centrally cleared swaps $ 4
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(1).

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 571 EUR 532 $ 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 39 Euro BOBL contracts 3/23 (4,751) $ 12
Short, 35 Euro BUND contracts 3/23 (4,920) 37
Short, 158 MSCI EAFE Index contracts 3/23 (16,168) (398)
Long, 312 S&P 500 E-Mini Index contracts 3/23 62,018 (1,810)
Short, 21 Long Gilt ten year contracts 6/23 (2,525) 14
Short, 63 U.S. Treasury Notes ten year contracts 6/23 (7,034) 4
Long, 50 U.S. Treasury Notes two year contracts 6/23 10,186 (24)
Long, 12 Ultra U.S. Treasury Bonds contracts 6/23 1,621 (17)
Long, 62 Ultra U.S. Treasury Notes ten year contracts 6/23 7,265 (13)
Net payments (receipts) of variation margin to date 2,090
Variation margin receivable (payable) on open futures contracts $ (105)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.15)%  $ — $ (1) $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.41%  (417) (2,123) 1,536
T. Rowe Price Institutional Emerging Markets
Equity Fund  1,826 (15,597) 1,389
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.26%  (1,267) 953 1,335
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 8.05%  (951) (1,202) 1,868
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.45%  2,988 (7,480) 908
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (1.84)%  (971) 549 6
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  428 (783) 1,834
T. Rowe Price Real Assets Fund - I Class  (256) (9,604) 2,719
T. Rowe Price U.S. Large-Cap Core Fund - I Class  2,417 (4,542) 312
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.94%  (4,318) (5,125) 1,530
T. Rowe Price Government Reserve Fund, 4.60% — — —++
T. Rowe Price Treasury Reserve Fund, 4.60% — — 1,537
Totals $ (521)# $ (44,955) $ 14,974+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.15)%  $ 6 $ 1 $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.41%  38,399 3,036 1,517 37,795
T. Rowe Price Institutional
Emerging Markets Equity Fund  197,445 6,740 12,025 176,563
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.26%  38,237 1,335 19,962 20,563
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
8.05%  40,287 5,965 7,054 37,996
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.45%  77,455 5,858 13,462 62,371
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (1.84)%  41,152 6 41,621 86
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  72,434 2,402 1,140 72,913
T. Rowe Price Real Assets Fund
- I Class  114,242 18,618 1,957 121,299
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 67,179 — 62,637
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.94%  73,207 5,945 9,318 64,709
T. Rowe Price Government
Reserve Fund, 4.60% 15,062  ¤  ¤ 7,940
T. Rowe Price Treasury Reserve
Fund, 4.60% 21,029  ¤  ¤ 76,533
Total $ 741,411^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $13,351 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14,974 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $800,347.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 206,333 $ — $ 206,333
Bond Mutual Funds 223,526 — — 223,526
Common Stocks 1,496,460 499,220 3,252 1,998,932
Convertible Preferred Stocks — 20 8,064 8,084
Equity Mutual Funds 433,412 — — 433,412
Preferred Stocks — 3,457 — 3,457
Private Investment Companies — — 60,746 60,746
Short-Term Investments 76,533 — — 76,533
Securities Lending Collateral 7,940 — — 7,940
Total Securities 2,237,871 709,030 72,062 3,018,963
Swaps* — 66 — 66
Forward Currency Exchange
Contracts — 6 — 6
Futures Contracts* 67 — — 67
Total $ 2,237,938 $ 709,102 $ 72,062 $ 3,019,102
Liabilities
Options Written $ — $ 4,682 $ — $ 4,682
Swaps* — 35 — 35
Futures Contracts* 2,262 — — 2,262
Total $ 2,262 $ 4,717 $ — $ 6,979
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2023, totaled $(6,205,000) for the period ended
February 28, 2023.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/23
Investment in Securities
Common Stocks $ 3,002 $ 305 $ — $ (55) $ 3,252
Convertible Preferred Stocks 10,219 (2,273) 118 — 8,064
Private Investment Companies 86,078 3,668 — (29,000) 60,746
Total $ 99,299 $ 1,700 $ 118 $ (29,055) $ 72,062

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F103-054Q3 02/23